Organization and Principal Activities (Details) - Schedule of Balance Sheet - VIE [Member] - CNY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Current assets
Cash and cash equivalents	¥ 232	¥ 2,704
Restricted cash	500	500
Accounts receivable, net	35,258	30,240
Prepaid expenses and other current assets, net	104,109	81,729
Inventories	12,570	11,026
Current assets related to discontinued operations		1,438
Total current assets	153,216	128,190
Non-current assets
Property and equipment, net	50,996	54,188
Operating lease right-of-use assets, net	8,058	9,781
Finance lease right-of-use assets, net	6,217	6,460
Intangible assets, net	647	662
Deferred loss on sale-leaseback	687	767
Other non-current assets		153
Non-current assets related to discontinued operations		3
Total non-current assets	66,605	72,014
Total assets	219,821	200,204
Current liabilities
Accounts payable	129,624	106,092
Short-term borrowings	58,997	56,949
Current portion of government grants	1,812	1,812
Lease liability	7,122	6,824
Other payables and accrued liabilities	53,751	31,157
Income tax payables	(41)	18
Current liabilities related to discontinued operations		1,929
Total current liabilities	262,977	216,297
Non-current liabilities
Long-term borrowings
Government grants	3,436	4,342
Deferred tax liability	125	125
Lease liability - non-current	6,417	10,054
Total non-current liabilities	9,978	14,521
Total liabilities	272,955	230,818
Related Party
Current assets
Due from related parties	547	553
Current liabilities
Due to related parties	¥ 11,712	¥ 11,516